Note 3 - Summary of Significant Accounting Policies - 10Q (Detail) - Basic Net Loss Per Share (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends		(93,000)	(93,000)	(414,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Net loss available to common stockholders
Basic (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.00	$ (0.05)	$ (0.08)	$ (0.18)
Net Income [Member]
Net loss	(41,000)	(1,009,000)
Preferred Stock [Member]
Preferred stock dividends		(93,000)
Earnings Per Share, Basic [Member]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (3,524,000)